Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
April 30, 2025
SXE-NPRT3-0625
1.9896216.105
Common Stocks - 99.8%
	Shares	Value ($)
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	2,975	889,971
UNITED STATES - 99.4%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.5%
AT&T Inc	18,104	501,481
Lumen Technologies Inc (b)	29,291	103,690
Verizon Communications Inc	10,751	473,689
		1,078,860
Entertainment - 0.5%
Netflix Inc (b)	880	995,914
Interactive Media & Services - 2.6%
Alphabet Inc Class A	19,294	3,063,887
Meta Platforms Inc Class A	3,996	2,193,804
		5,257,691
Media - 0.3%
Comcast Corp Class A	10,687	365,495
Fox Corp Class A	3,110	154,847
Trade Desk Inc (The) Class A (b)	1,980	106,187
		626,529
TOTAL COMMUNICATION SERVICES		7,958,994

Consumer Discretionary - 6.1%
Broadline Retail - 0.6%
eBay Inc	17,833	1,215,497
Diversified Consumer Services - 1.6%
Frontdoor Inc (b)	18,796	772,703
H&R Block Inc	21,143	1,276,403
Stride Inc (b)	8,275	1,177,119
		3,226,225
Hotels, Restaurants & Leisure - 2.6%
Booking Holdings Inc	311	1,585,876
Boyd Gaming Corp	14,963	1,034,542
Brinker International Inc (b)	6,126	822,722
McDonald's Corp	5,434	1,736,978
		5,180,118
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	10,086	700,170
Gap Inc/The	50,841	1,113,418
Williams-Sonoma Inc	5,678	877,081
		2,690,669
TOTAL CONSUMER DISCRETIONARY		12,312,509

Consumer Staples - 11.9%
Household Products - 6.7%
Colgate-Palmolive Co	46,963	4,329,519
Kimberly-Clark Corp	30,662	4,040,638
Procter & Gamble Co/The	31,398	5,104,374
		13,474,531
Tobacco - 5.2%
Altria Group Inc	78,687	4,654,336
Philip Morris International Inc	34,898	5,980,121
		10,634,457
TOTAL CONSUMER STAPLES		24,108,988

Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
EOG Resources Inc	42,755	4,717,159
Exxon Mobil Corp	63,851	6,744,581
Texas Pacific Land Corp	3,791	4,886,106
		16,347,846
Financials - 9.4%
Banks - 0.8%
Western Alliance Bancorp	12,495	871,026
Zions Bancorp NA	19,262	866,212
		1,737,238
Capital Markets - 0.9%
Ameriprise Financial Inc	2,255	1,062,150
Interactive Brokers Group Inc Class A	4,917	844,986
		1,907,136
Consumer Finance - 2.2%
American Express Co	4,764	1,269,178
Capital One Financial Corp	6,271	1,130,410
Discover Financial Services	5,999	1,095,837
Synchrony Financial	16,958	880,968
		4,376,393
Financial Services - 4.1%
Berkshire Hathaway Inc Class B (b)	6,828	3,641,032
Jackson Financial Inc	11,997	934,686
MGIC Investment Corp	43,153	1,074,941
Visa Inc Class A	7,384	2,551,172
		8,201,831
Insurance - 1.4%
Axis Capital Holdings Ltd	11,912	1,147,364
Progressive Corp/The	5,809	1,636,628
		2,783,992
TOTAL FINANCIALS		19,006,590

Health Care - 16.2%
Biotechnology - 3.2%
Gilead Sciences Inc	35,353	3,766,509
United Therapeutics Corp (b)	8,788	2,663,555
		6,430,064
Health Care Equipment & Supplies - 1.8%
Lantheus Holdings Inc (b)(c)	34,019	3,549,542
Health Care Providers & Services - 2.9%
Tenet Healthcare Corp (b)	21,416	3,061,417
Universal Health Services Inc Class B	16,017	2,836,130
		5,897,547
Health Care Technology - 1.4%
Doximity Inc Class A (b)	52,992	3,014,185
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co	58,805	2,952,011
Corcept Therapeutics Inc (b)(c)	44,953	3,231,222
Johnson & Johnson	28,848	4,509,231
Royalty Pharma PLC Class A	98,516	3,233,295
		13,925,759
TOTAL HEALTH CARE		32,817,097

Industrials - 4.0%
Construction & Engineering - 0.8%
Comfort Systems USA Inc	2,080	826,904
EMCOR Group Inc	2,049	821,034
		1,647,938
Industrial Conglomerates - 0.5%
3M Co	6,837	949,728
Machinery - 1.3%
Allison Transmission Holdings Inc	8,014	739,211
Caterpillar Inc	3,337	1,032,034
Mueller Industries Inc	11,685	859,549
		2,630,794
Marine Transportation - 0.4%
Matson Inc	6,680	728,721
Professional Services - 1.0%
Automatic Data Processing Inc	3,620	1,088,172
Paychex Inc	6,513	958,193
		2,046,365
TOTAL INDUSTRIALS		8,003,546

Information Technology - 23.5%
Communications Equipment - 0.6%
Arista Networks Inc	6,720	552,854
Motorola Solutions Inc	1,358	598,050
		1,150,904
IT Services - 1.2%
Amdocs Ltd	4,894	433,510
Cognizant Technology Solutions Corp Class A	6,345	466,802
GoDaddy Inc Class A (b)	2,347	442,010
IBM Corporation	4,435	1,072,472
		2,414,794
Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Inc	16,461	3,168,249
NVIDIA Corp	80,610	8,780,041
QUALCOMM Inc	5,778	857,802
		12,806,092
Software - 9.8%
ACI Worldwide Inc (b)	7,620	406,603
Adobe Inc (b)	2,302	863,204
AppLovin Corp Class A (b)	1,763	474,794
Commvault Systems Inc (b)	2,475	413,647
Docusign Inc (b)	4,765	389,539
Dolby Laboratories Inc Class A	4,920	377,807
Dropbox Inc Class A (b)	12,951	369,751
Fair Isaac Corp (b)	293	582,976
Fortinet Inc (b)	5,811	602,949
Gen Digital Inc	16,239	420,103
InterDigital Inc	2,269	456,069
Microsoft Corp	24,430	9,656,202
Oracle Corp	7,399	1,041,187
Palantir Technologies Inc Class A (b)	10,411	1,233,079
Salesforce Inc	4,165	1,119,177
Servicenow Inc (b)	1,038	991,300
Zoom Communications Inc Class A (b)	5,475	424,532
		19,822,919
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	49,420	10,501,750
Hewlett Packard Enterprise Co	22,811	369,994
HP Inc	15,314	391,579
		11,263,323
TOTAL INFORMATION TECHNOLOGY		47,458,032

Materials - 6.8%
Chemicals - 6.8%
Cabot Corp	89,128	7,000,113
CF Industries Holdings Inc	87,180	6,832,297
		13,832,410
Real Estate - 5.0%
Retail REITs - 2.3%
Simon Property Group Inc	29,276	4,607,457
Specialized REITs - 2.7%
VICI Properties Inc	172,293	5,516,822
TOTAL REAL ESTATE		10,124,279

Utilities - 4.5%
Electric Utilities - 2.6%
NRG Energy Inc	48,531	5,318,027
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp	29,922	3,878,789
TOTAL UTILITIES		9,196,816

TOTAL UNITED STATES		201,167,107
TOTAL COMMON STOCKS (Cost $188,628,751)		202,057,078

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	268,560	268,614
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	2,985,326	2,985,625
TOTAL MONEY MARKET FUNDS (Cost $3,254,239)			3,254,239

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $11,961)	4.25	12,000	11,960

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $191,894,951)	205,323,277
NET OTHER ASSETS (LIABILITIES) - (1.4)% (d)	(2,852,729)
NET ASSETS - 100.0%	202,470,548

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	14	Jun 2025	391,090	5,362	5,362

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $20,151 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,960.

At period end, the value of non-cash collateral for securities on loan amounted to $3,287,916.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	286,511	17,581,443	17,599,340	8,391	-	-	268,614	268,560	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,824,912	7,839,287	214	-	-	2,985,625	2,985,326	0.0%
Total	286,511	28,406,355	25,438,627	8,605	-	-	3,254,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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